Total
MassMutual Select T. Rowe Price Large Cap Blend Fund
MassMutual Select T. Rowe Price Large Cap Blend Fund
MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Price Large Cap Blend Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
MassMutual Select T. Rowe Price Real Assets Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund
(the “Funds”)
Supplement dated July 1, 2020 to the
Prospectus dated February 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective on or about August 1, 2020, the following information will replace similar information for the Funds found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund:

MassMutual Select T. Rowe Price Large Cap Blend Fund (page 18 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MassMutual Select T. Rowe Price Large Cap Blend Fund Class I
Management Fees	none	[1]
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.05%
Expense Reimbursement	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement	none	[2]
[1]	Management Fees have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .00% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I | USD ($)	none	8	20	57

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE